Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, plant, and equipment, gross	$ 390	$ 386
Less: accumulated depreciation	(181)	(104)
Property and equipment, net	209	282
Office Equipment [Member]
Property, plant, and equipment, gross	150	143
Laboratory Equipment [Member]
Property, plant, and equipment, gross	114	111
Automobiles [Member]
Property, plant, and equipment, gross	23	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 103	$ 109